CONCESSION ARRANGEMENTS RIGHTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about service concession arrangements [abstract]
Disclosure of balance of assets in concession agreements [text block]

	December 31, 2018		December 31, 2017
Financial assets at fair value (3)	Ps.	2,488,414	Ps.	2,282,611
Financial asset at amortized cost net (1) (2) (3)		2,630,269		786,018
Intangible asset (2)		5,514,481		3,114,167
Total assets in concession contracts	Ps.	10,633,164	Ps.	6,182,796
(1)	At December 31, 2018, the balance of the financial asset at amortized cost includes an impairment expense of Ps. 966, see note 16.1.
(2)	Grupo Aval has initially adopted IFRS 15 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See notes 2.5.
(3)	See note 12, other accounts receivables.

Disclosure of detailed information about service concession arrangements [text block]

	Gas and Energy		Infrastructure		Total
Balance at December 31, 2015	Ps.	1,891,692	Ps.	42,864	Ps.	1,934,556
Additions or new concession arrangements		—		408,040		408,040
Collections during the year		—		(327,607)		(327,607)
Adjustment to fair value credited to income		180,982		—		180,982
Accrued interest		—		79,944		79,944
Balance at December 31, 2016	Ps.	2,072,674	Ps.	203,241	Ps.	2,275,915
Additions or new concession arrangements (1)		—		698,749		698,749
Collections during the year		—		(162,271)		(162,271)
Adjustment to fair value credited to income		209,937		—		209,937
Accrued interest		—		46,299		46,299
Balance at December 31, 2017	Ps.	2,282,611	Ps.	786,018	Ps.	3,068,629
Impact of the adoption of IFRS 15 (2)		—		463,622		463,622
Impact of the adoption of IFRS 9 (2) (3)		—		(568)		(568)
Balance at January 01, 2018	Ps.	2,282,611	Ps.	1,249,072	Ps.	3,531,683
Additions or new concession arrangements		—		1,361,261		1,361,261
Collections during the year		—		(22,803)		(22,803)
Adjustment to fair value credited to income		205,803		—		205,803
Accrued interest		—		43,137		43,137
Impairment expense		—		(398)		(398)
Balance at December 31, 2018	Ps.	2,488,414	Ps.	2,630,269	Ps.	5,118,683

(1)

Corporación Financiera Colombiana - Corficolombiana S.A., acquired an additional 40% of the Concesionaria Vial del Pacífico S.A.S. and an additional 40% of the Concesionaria Nueva Vía al Mar S.A.S., both domiciled in Colombia, increasing amortized cost in Ps. 396,467 (this acquisition is considered non-significant).

(2)	Grupo Aval has initially adopted IFRS 15 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5.
(3)	See note 12, other accounts receivables.

Disclosure of detailed information about intangible assets [text block]

	Gas and energy		Infrastructure		Total
Cost
At December 31, 2015	Ps.	1,884,476	Ps.	888,834	Ps.	2,773,310
Additions		421,202		190,977		612,179
Reclassification to PPE		68,587		4		68,591
Withdrawals / Sales		(4,334)		(17)		(4,351)
At December 31, 2016	Ps.	2,369,931	Ps.	1,079,798	Ps.	3,449,729
Additions		193,489		417,420		610,909
Reclassification to PPE		(14,408)		—		(14,408)
Withdrawals / Sales		(1,915)		(1,590)		(3,505)
Foreign exchange adjustment		(1,041)		—		(1,041)
At December 31, 2017	Ps.	2,546,056	Ps.	1,495,628	Ps.	4,041,684
Impact of the adoption of IFRS 15 (2)		—		619,949		619,949
Balance at January 01, 2018	Ps.	2,546,056	Ps.	2,115,577	Ps.	4,661,633
Additions		428,375		1,617,306		2,045,681
Reclassification to PPE		25,840		—		25,840
Withdrawals / Sales		(1,250)		(124)		(1,374)
Foreign exchange adjustment		33,993		—		33,993
At December 31, 2018	Ps.	3,033,014	Ps.	3,732,759	Ps.	6,765,773

Accumulated Amortization
At December 31, 2015	Ps.	(149,743)	Ps.	(232,865)	Ps.	(382,608)
Amortization of the year		(100,850)		(159,817)		(260,667)
Reclassification to PPE		(2,111)		(2)		(2,113)
Withdrawals / sales		973		—		973
At December 31, 2016	Ps.	(251,731)	Ps.	(392,684)	Ps.	(644,415)
Amortization of the year		(119,549)		(164,940)		(284,489)
Reclassification to PPE		841		—		841
Withdrawals / sales		630		—		630
Foreign exchange adjustment		(84)		—		(84)
At December 31, 2017	Ps.	(369,893)	Ps.	(557,624)	Ps.	(927,517)
Amortization of the year		(129,509)		(170,701)		(300,210)
Reclassification to PPE		(665)		—		(665)
Withdrawals / sales (1)		147		(21,230)		(21,083)
Foreign exchange adjustment		(1,817)		—		(1,817)
At December 31, 2018	Ps.	(501,737)	Ps.	(749,555)	Ps.	(1,251,292)

Total Intangible Assets
Balance at December 31, 2015	Ps.	1,734,733	Ps.	655,969	Ps.	2,390,702
Cost		485,455		190,964		676,419
Amortization		(101,988)		(159,819)		(261,807)
Balance at December 31, 2016	Ps.	2,118,200	Ps.	687,114	Ps.	2,805,314
Cost		176,125		415,830		591,955
Amortization		(118,162)		(164,940)		(283,102)
Balance at December 31, 2017	Ps.	2,176,163	Ps.	938,004	Ps.	3,114,167
Impact of the adoption of IFRS 15 (2)		—		619,949		619,949
Balance at January 01, 2018		2,176,163	Ps.	1,557,953	Ps.	3,734,116
Cost		486,958		1,617,182		2,104,140
Amortization		(131,844)		(191,931)		(323,775)
Balance at December 31, 2018	Ps.	2,531,277	Ps.	2,983,204	Ps.	5,514,481
(1)

In infrastructure, Proyectos de Infraestructura  PISA S.A. includes an amortization of Ps. 21,230 that was offset with a liability outstanding with Agencia Nacional de Infraestructura – (ANI), due to the liquidation of the capacity records with the ANI.

(2)	Grupo Aval has initially adopted IFRS 15 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5.

Disclosure of Concession Contracts Granted to Subsidiaries and Other Related Parties [Text Block]

					Year of
Concession				Contract	construction	% progress	Concession
Owner	Business and country	Objective	Current stage	date	start	of construction	end date
Gas and Energy
Surtigas S.A. E.S.P.	Gas and Energy Colombia	Purchase, storage, packaging and distribution of gases derived from hydrocarbons.	Operation	03/1984 to 04/1994	1984	100%	2034 to 2045
Transmetano E.S.P. S.A.	Gas and Energy Colombia	Construction, operation and maintenance of gas transportation systems.	Operation and maintenance	08/1994	1996	100%	2044
Promigas S.A. E.S.P.	Gas and Energy Colombia	Purchase, sale, transportation, distribution, exploitation and exploration of natural gas, oil and hydrocarbons in general.	Operation	05/1976 to 11/1994	1976	100%	2026 to 2044
Promioriente S.A. E.S.P.	Gas and Energy Colombia	Construction, operation and maintenance of gas pipelines.	Operation and maintenance	09/1995	1995	100%	2045
Gases de Occidente S.A. E.S.P.	Gas and Energy Colombia	Transportation and distribution of liquefied petroleum gas and natural gas.	Operation	08/1998	1998	100%	2047
Compañía Energética de Occidente S.A. E.S.P.	Gas and Energy Colombia	Administrative, operational, technical and commercial management for the provision of electrical energy.	Construction and Operation	01/2010	2010	34%	2035
Gases del Pacífico S.A.C.	Gas and Energy Perú	Purchase, sale, production, commercialization of energy in any of its forms.	Construction and Operation	10/2013	2015	37%	2034
Sociedad Portuaria El Cayao S.A. E.S.P.	Gas and Energy Perú	Construction, maintenance and administration of ports.	Operation and maintenance	07/2015	2015	100%	2035
Infrastructure
Proyectos de Infraestructura S.A.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation and maintenance	12/1993	1994	100%	2033
Concesionaria Vial de los Andes S.A.S. - Coviandes	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation and maintenance	08/1994	1996	100%	2019 to 2023
Concesiones CCFC S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation and maintenance	06/1995	2001	100%	2024
Concesionaria Panamericana S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation and maintenance	12/1997	2009	100%	2035
Concesionaria Vial del Pacífico S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	09/2014	2018	14.03%	2040
Concesionaria Nueva Vía del Mar S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Preconstruction	01/2015	N/A	2.61%	2044
Concesionaria Vial Andina S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	06/2015	2016	38.37%	2050
Concesionaria Vial Del Oriente S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	07/2015	2018	12.83%	2038